The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
The Company
NOTE 1. THE COMPANY
Trulieve Cannabis Corp. (together with its subsidiaries, “Trulieve” or the “Company”) was incorporated in British Columbia, Canada. Trulieve (through its wholly-owned subsidiaries) is a vertically integrated cannabis company which, as of September 30, 2021, held licenses to operate in Florida, Massachusetts, California, Connecticut, Pennsylvania and West Virginia, to cultivate, produce, and sell medicinal-use
cannabis products and, with respect to California and Massachusetts, adult-use
cannabis products, and received notice of intent to award a license in Georgia. As disclosed in Note 18 below, on October 1, 2021, the Company completed its previously announced acquisition of Harvest Health & Recreation Inc. (“Harvest”) and, as a result of the acquisition, the Company’s operations have expanded into additional states effective as of such date. All revenues are generated in the United States, and all long-lived assets are located in the United States. As of September 30, 2021, the majority of our revenue was generated from the sale of medical cannabis products in the State of Florida and in the Commonwealth of Pennsylvania. To date, neither the sale of adult-use
cannabis products, nor our operations in Massachusetts, California, Connecticut, or West Virginia, have been material to our business.
In July 2018, Trulieve, Inc. entered into a
non-binding
letter agreement (“Letter Agreement”) with Schyan Exploration Inc. (“Schyan”) whereby Trulieve, Inc. and Schyan have agreed to merge their respective businesses resulting in a reverse takeover of Schyan by Trulieve, Inc. and change the business of Schyan from a mining issuer to a marijuana issuer (the “Transaction”). The Transaction was completed in August 2018 and Schyan changed its name to Trulieve Cannabis Corp.
The Company’s head office is located Tallahassee, Florida. The Company’s registered office is located in British Columbia.
The Company is listed on the Canadian Securities Exchange (the “CSE”) and began trading on September 24, 2018 under the ticker symbol “TRUL”, and trades on the OTCQX market under the symbol “TCNNF”.

1.	NATURE OF OPERATIONS
Trulieve Cannabis Corp. (“Trulieve” or the “Company”) together with its subsidiaries was incorporated in British Columbia, Canada. Trulieve (through its wholly-owned licensed subsidiary, Trulieve, Inc.) is a vertically integrated cannabis company which currently operates under licenses in six states Florida, Massachusetts, California, Connecticut and Pennsylvania to cultivate, produce, and sell medicinal-use
cannabis products within such state. All revenues are generated in the United States, and all long-lived assets are located in the United States.
In July 2018, Trulieve, Inc. entered into a
non-binding
letter agreement (“Letter Agreement”) with Schyan Exploration Inc. (“Schyan”) whereby Trulieve, Inc. and Schyan have agreed to merge their respective businesses resulting in a reverse takeover of Schyan by Trulieve, Inc. and change the business of Schyan from a mining issuer to a marijuana issuer (the “Transaction”). The Transaction was completed in August 2018 and Schyan changed its name to Trulieve Cannabis Corp.
See
“Note 3—Acquisitions”
for the acquisitions of Life Essence, Inc., on December 13, 2018, a Massachusetts corporation; Leef Industries, LLC, on November 30, 2018, a California limited liability company, The Healing Corner, Inc. on May 21, 2019 and PurePenn LLC and Solevo Wellness on November 12
th
, 2020, a Pennsylvania limited liability company.
The Company’s head office and principal address is located at 6749 Ben Bostic Road, Quincy, Florida 32351.The Company’s registered office is located at Suite 2800, Park Place, 666 Burrard Street, Vancouver, British Columbia, V6C 2Z7.
The Company is listed on the Canadian Securities Exchange (the “CSE”) and began trading on September 24, 2018 under the ticker symbol “TRUL”.